SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details)	Mar. 31, 2022 USD ($)	Jul. 01, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 5,584,680		$ 903,573
Finance costs	(655,713)		(35,134)
Lease liabilities	4,928,967	£ 1,000	868,439	$ 3,078,251
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	1,153,762		764,103
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	4,171,642		139,470
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 259,276